Fair Value Measurements (Details) (USD $)	Sep. 30, 2013
Assets:
Investments held in trust	$ 43,385,733
Liabilities:
Warrant liability	3,948,533
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in trust	43,385,733
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2)
Assets:
Investments held in trust
Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust
Liabilities:
Warrant liability	$ 3,948,533